Cover	Nov. 09, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 09, 2021
Entity File Number	001-40403
Entity Registrant Name	SAVE FOODS, INC.
Entity Central Index Key	0001789192
Entity Tax Identification Number	26-4684680
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Kibbutz
Entity Address, City or Town	Alonim
Entity Address, Country	IL
Entity Address, Postal Zip Code	3657700
City Area Code	(347)
Local Phone Number	468 9583
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, Par value
Trading Symbol	SVFD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false